RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Financial instruments disclosures Net position) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	$ 46	$ (85)	$ (28)	$ (145)
Less: current portion		(112)
Long-term portion		27
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	184
Less: current portion	60
Long-term portion	124
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	138
Less: current portion	27
Long-term portion	111
Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	46
Less: current portion	33
Long-term portion	13
Energy Derivative Contracts
Disclosure of derivative assets liabilities net position [Line Items]
Net Position		(19)
Energy Derivative Contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	3
Energy Derivative Contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	22
Energy Derivative Contracts | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(19)
Interest Rate Swaps
Disclosure of derivative assets liabilities net position [Line Items]
Net Position		(149)
Interest Rate Swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	9
Interest Rate Swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	116
Interest Rate Swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(107)
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Net Position		(76)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	55
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Foreign exchange swaps | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	55
Available-for-sale investments
Disclosure of derivative assets liabilities net position [Line Items]
Net Position		$ 159
Available-for-sale investments | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	117
Available-for-sale investments | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Available-for-sale investments | Net (Assets) Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	$ 117